Earnings Per Common Share Applicable To Common Shareholders Of MUFG (Reconciliations Of Net Income (Loss) And Weighted Average Number Of Common Shares Outstanding Used For Computation Of Basic EPS To Adjusted Amounts For Computation Of Diluted EPS) (Detail) (JPY ¥)
In Millions, except Share data in Thousands, unless otherwise specified
	6 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Income (Numerator):
Net income attributable to Mitsubishi UFJ Financial Group	¥ 838,296	¥ 383,314
Income allocable to preferred shareholders:
Cash dividends paid	(8,970)	(8,970)
Changes in a foreign affiliated company's interests in its subsidiary		(3,301)
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	829,326	371,043
Effect of dilutive instruments:
Stock options and restricted stock units-Morgan Stanley	(1,781)	(940)
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions	¥ 827,545	¥ 370,103
Shares (Denominator):
Weighted average common shares outstanding	14,163,257	14,157,332
Effect of dilutive instruments:
Convertible preferred stock	1	1
Stock options	19,129	21,553
Weighted average common shares for diluted EPS computation	14,182,387	14,178,886
Basic earnings per common share:
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥ 58.55	¥ 26.21
Diluted earnings per common share:
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥ 58.35	¥ 26.10